Revenue (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Revenue

	Years Ended December 31

(in thousands)	2024		2023

Sales

Gold credit sales	$796,051	62%	$644,131	63%

Silver

Silver credit sales	$381,487	30%	$257,041	25%

Concentrate sales	76,343	6%	81,553	9%

Total silver sales	$457,830	36%	$338,594	34%

Palladium credit sales	$16,999	1%	$18,496	2%

Cobalt sales	$13,759	1%	$14,824	1%

Total sales revenue	$1,284,639	100%	$1,016,045	100%